Shareholder Report, Line Graph (Details) IT31_MassMutual Clinton Limited Term Municipal Fund_Class I_TSR Annual {Class I} - USD ($)				12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Feb. 01, 2024	Sep. 30, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 10,426	$ 10,162	$ 10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	10,368.09	10,225.68	10,000
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 5-Year Municipal Bond Index
Accumulated Value	$ 10,572.46	$ 10,222.28	$ 10,000